Payments, Details - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Amount	Type	Country	Govt.	Project	Resource	In-kind
Upstream | #: 1
	$ 51,450	Royalties	Colombia	Colombia	AKACIAS	ec:ResourcesOilMember
Upstream | #: 2
	150	Fees	Colombia	Colombia	APIAY	ec:ResourcesOilMember
Upstream | #: 3
	2,710	Royalties	Colombia	Colombia	Cano Sur	ec:ResourcesOilMember
Upstream | #: 4
	490	Fees	Colombia	Colombia	Cupiagua	ec:ResourcesOilAndNaturalGasMember
Upstream | #: 5
	390	Fees	Colombia	Colombia	Cusiana	ec:ResourcesOilAndNaturalGasMember
Upstream | #: 6
	880	Royalties	Colombia	Colombia	Lorito	ec:ResourcesOilMember
Upstream | #: 7
	160	Fees	Colombia	Colombia	RUBIALES	ec:ResourcesOilMember
Upstream | #: 8
	110	Fees	Colombia	Colombia	Tauramena	ec:ResourcesOilMember
Upstream | #: 9
	450	Royalties	Colombia	Colombia	BLOQUE GUA OFF 1 [Member]	ec:ResourcesOilMember
Upstream | #: 10
	120	Royalties	Colombia	Colombia	BLOQUE GUA OFF 10 [Member]	ec:ResourcesOilMember
Upstream | #: 11
	130	Royalties	Colombia	Colombia	VMM-65	ec:ResourcesOilMember
Upstream | #: 12
	100	Royalties	Colombia	Colombia	VMM 14-1	ec:ResourcesOilMember
Upstream | #: 13
	250	Fees	Colombia	Colombia	LISAMA 158, Project [Member]	ec:ResourcesOilMember
Upstream | #: 14
	120	Fees	Colombia	Colombia	CIRA, Project [Member]	ec:ResourcesOilMember
Upstream | #: 15
	310	Fees	Colombia	Colombia	Santiago	ec:ResourcesOilMember
Upstream | #: 16
	3,070	Royalties	Colombia	Colombia	CPO-9	ec:ResourcesOilMember
Ecopetrol America LLC | #: 1
	4,970	Royalties	United States	United States	ec:DalmatianProjectMember	ec:ResourcesOilMember
Ecopetrol America LLC | #: 2
	60	Royalties	United States	United States	ec:DalmatianProjectMember	ec:ResourcesNaturalGasMember
Ecopetrol America LLC | #: 3
	1,230	Royalties	United States	United States	ec:EsoxProjectMember	ec:ResourcesOilMember
Ecopetrol America LLC | #: 4
	90	Royalties	United States	United States	ec:EsoxProjectMember	ec:ResourcesNaturalGasMember
Ecopetrol America LLC | #: 5
	3,560	Royalties	United States	United States	ec:GunflintProjectMember	ec:ResourcesOilMember
Ecopetrol America LLC | #: 6
	220	Royalties	United States	United States	ec:GunflintProjectMember	ec:ResourcesNaturalGasMember
Ecopetrol America LLC | #: 7
	7,130	Royalties	United States	United States	ec:K2ProjectMember	ec:ResourcesOilMember
Ecopetrol America LLC | #: 8
	290	Royalties	United States	United States	ec:K2ProjectMember	ec:ResourcesNaturalGasMember
Ecopetrol USA Inc | #: 1
	14,230	Taxes	United States	United States
Hocol S.A. | #: 1
	250	Royalties	Colombia	Colombia	Espinal	ec:ResourcesOilMember
Hocol S.A. | #: 2
	1,020	Royalties	Colombia	Colombia	Ortega	ec:ResourcesOilMember
Hocol S.A. | #: 3
	970	Royalties	Colombia	Colombia	Toldado	ec:ResourcesOilMember
Hocol S.A. | #: 4
	530	Royalties	Colombia	Colombia	Totare	ec:ResourcesOilMember
Hocol S.A. | #: 5
	440	Royalties	Colombia	Colombia	ec:OceloteProjectMember	ec:ResourcesOilMember
Hocol S.A. | #: 6
	1,100	Royalties	Colombia	Colombia	ec:GuarrojoProjectMember	ec:ResourcesOilMember
Hocol S.A. | #: 7
	4,070	Royalties	Colombia	Colombia	Rio Saldana	ec:ResourcesOilMember
Hocol S.A. | #: 8
	310	Royalties	Colombia	Colombia	La Punta	ec:ResourcesOilMember
Hocol S.A. | #: 9
	250	Royalties	Colombia	Colombia	Arjona	ec:ResourcesGasMember
Hocol S.A. | #: 10
	15,010	Royalties	Colombia	Colombia	Guajira	ec:ResourcesGasMember
Hocol S.A. | #: 11
	3,750	Royalties	Colombia	Colombia	Saman	ec:ResourcesGasMember
Hocol S.A. | #: 12
	1,370	Royalties	Colombia	Colombia	SSJN1	ec:ResourcesGasMember
Hocol S.A. | #: 13
	580	Royalties	Colombia	Colombia	SSJS1	ec:ResourcesGasMember
Hocol S.A. | #: 14
	270	Royalties	Colombia	Colombia	SN-18, Project [Member]	ec:ResourcesGasMember
Hocol S.A. | #: 15
	5,330	Royalties	Colombia	Colombia	ARRECIFE	ec:ResourcesGasMember
Hocol S.A. | #: 16
	220	Royalties	Colombia	Colombia	ec:ToquiToquiProjectMember	ec:ResourcesGasMember
Hocol S.A. | #: 17
	240	Fees	Colombia	Colombia	Hocol	ec:ResourcesGasMember
Hocol S.A. | #: 18
	320	Fees	Colombia	Colombia	Rio Saldana	ec:ResourcesCrudoMember
Hocol S.A. | #: 19
	1,010	Royalties	Colombia	Colombia	ec:ToquiToquiProjectMember	ec:ResourcesOilMember	Yes
Hocol S.A. | #: 20
	3,240	Royalties	Colombia	Colombia	Matachin Norte	ec:ResourcesOilMember	Yes
Hocol S.A. | #: 21
	470	Royalties	Colombia	Colombia	Matachin Sur	ec:ResourcesOilMember	Yes
Hocol S.A. | #: 22
	1,960	Royalties	Colombia	Colombia	La Canada	ec:ResourcesOilMember	Yes
Hocol S.A. | #: 23
	710	Royalties	Colombia	Colombia	La Hocha	ec:ResourcesOilMember	Yes
Hocol S.A. | #: 24
	1,420	Royalties	Colombia	Colombia	Cicuco	ec:ResourcesOilMember	Yes
Hocol S.A. | #: 25
	2,370	Royalties	Colombia	Colombia	Santiago	ec:ResourcesOilMember	Yes
Hocol S.A. | #: 26
	480	Royalties	Colombia	Colombia	ec:GuarrojoProjectMember	ec:ResourcesOilMember	Yes
Hocol S.A. | #: 27
	9,060	Royalties	Colombia	Colombia	ec:OceloteProjectMember	ec:ResourcesOilMember	Yes
Hocol S.A. | #: 28
	960	Royalties	Colombia	Colombia	Pintado	ec:ResourcesOilMember	Yes
Transition Energies | #: 1
	37,440	Royalties	Colombia	Colombia	PAUTO SUR	ec:ResourcesNaturalGasMember
Transition Energies | #: 2
	36,800	Royalties	Colombia	Colombia	CUPIAGUA SUR	ec:ResourcesNaturalGasMember
Transition Energies | #: 3
	35,590	Royalties	Colombia	Colombia	Cusiana	ec:ResourcesNaturalGasMember
Transition Energies | #: 4
	20,020	Royalties	Colombia	Colombia	Cupiagua	ec:ResourcesNaturalGasMember
Transition Energies | #: 5
	19,490	Royalties	Colombia	Colombia	CUSIANA NORTE	ec:ResourcesNaturalGasMember
Transition Energies | #: 6
	12,850	Royalties	Colombia	Colombia	Chuchupa	ec:ResourcesNaturalGasMember
Transition Energies | #: 7
	8,390	Royalties	Colombia	Colombia	CUPIAGUA LIRIA	ec:ResourcesNaturalGasMember
Transition Energies | #: 8
	3,640	Royalties	Colombia	Colombia	GIBRALTAR	ec:ResourcesNaturalGasMember
Transition Energies | #: 9
	2,600	Royalties	Colombia	Colombia	Ballena	ec:ResourcesNaturalGasMember
Transition Energies | #: 10
	2,490	Royalties	Colombia	Colombia	PROVINCIA	ec:ResourcesNaturalGasMember
Transition Energies | #: 11
	980	Royalties	Colombia	Colombia	Florena	ec:ResourcesNaturalGasMember
Transition Energies | #: 12
	960	Royalties	Colombia	Colombia	NUTRIA	ec:ResourcesNaturalGasMember
Transition Energies | #: 13
	890	Royalties	Colombia	Colombia	Payoa	ec:ResourcesNaturalGasMember
Transition Energies | #: 14
	750	Royalties	Colombia	Colombia	LISAMA	ec:ResourcesNaturalGasMember
Transition Energies | #: 15
	620	Royalties	Colombia	Colombia	PALAGUA	ec:ResourcesNaturalGasMember
Transition Energies | #: 16
	600	Royalties	Colombia	Colombia	CHICHIMENE	ec:ResourcesNaturalGasMember
Transition Energies | #: 17
	520	Royalties	Colombia	Colombia	Oripaya	ec:ResourcesNaturalGasMember
Transition Energies | #: 18
	420	Royalties	Colombia	Colombia	TENAY	ec:ResourcesNaturalGasMember
Transition Energies | #: 19
	380	Royalties	Colombia	Colombia	TELLO	ec:ResourcesNaturalGasMember
Transition Energies | #: 20
	380	Royalties	Colombia	Colombia	DINA TERCIARIOS	ec:ResourcesNaturalGasMember
Transition Energies | #: 21
	350	Royalties	Colombia	Colombia	LA CANADA NORTE	ec:ResourcesNaturalGasMember
Transition Energies | #: 22
	340	Royalties	Colombia	Colombia	LA CIRA	ec:ResourcesNaturalGasMember
Transition Energies | #: 23
	340	Fees	Colombia	Colombia	LLANITO	ec:ResourcesNaturalGasMember
Transition Energies | #: 24
	330	Fees	Colombia	Colombia	TESORO	ec:ResourcesNaturalGasMember
Transition Energies | #: 25
	330	Fees	Colombia	Colombia	ORITO	ec:ResourcesNaturalGasMember
Transition Energies | #: 26
	290	Royalties	Colombia	Colombia	RECETOR WEST	ec:ResourcesNaturalGasMember
Transition Energies | #: 27
	280	Royalties	Colombia	Colombia	CAIPAL	ec:ResourcesNaturalGasMember
Transition Energies | #: 28
	270	Royalties	Colombia	Colombia	SURIA	ec:ResourcesNaturalGasMember
Transition Energies | #: 29
	270	Royalties	Colombia	Colombia	YAGUARA	ec:ResourcesNaturalGasMember
Transition Energies | #: 30
	240	Royalties	Colombia	Colombia	SAN ROQUE	ec:ResourcesNaturalGasMember
Transition Energies | #: 31
	230	Royalties	Colombia	Colombia	Andina	ec:ResourcesNaturalGasMember
Transition Energies | #: 32
	210	Royalties	Colombia	Colombia	UNIFICADO PALOGRANDE	ec:ResourcesNaturalGasMember
Transition Energies | #: 33
	200	Royalties	Colombia	Colombia	YARIGUI	ec:ResourcesNaturalGasMember
Transition Energies | #: 34
	190	Royalties	Colombia	Colombia	Cano Limon	ec:ResourcesNaturalGasMember
Transition Energies | #: 35
	160	Royalties	Colombia	Colombia	DINA CRETACEO	ec:ResourcesNaturalGasMember
Transition Energies | #: 36
	150	Royalties	Colombia	Colombia	SAN FRANCISCO	ec:ResourcesNaturalGasMember
Transition Energies | #: 37
	150	Royalties	Colombia	Colombia	TISQUIRAMA	ec:ResourcesNaturalGasMember
Transition Energies | #: 38
	150	Royalties	Colombia	Colombia	BONANZA	ec:ResourcesNaturalGasMember
Transition Energies | #: 39
	140	Royalties	Colombia	Colombia	GARZAS	ec:ResourcesNaturalGasMember
Transition Energies | #: 40
	140	Royalties	Colombia	Colombia	ARAUCA	ec:ResourcesNaturalGasMember
Transition Energies | #: 41
	130	Royalties	Colombia	Colombia	PALERMO - SANTA CLARA UNIFICADO	ec:ResourcesNaturalGasMember
Transition Energies | #: 42
	100	Royalties	Colombia	Colombia	INFANTAS	ec:ResourcesNaturalGasMember
Transition Energies | #: 43
	2,220	Fees	Colombia	Colombia		ec:ResourcesNaturalGasAndLiquefiedPetroleumGasMember
Transition Energies | #: 44
	2,110	Fees	Colombia	Colombia		ec:ResourcesNaturalGasMember
Transition Energies | #: 45
	170	Fees	Colombia	Colombia		ec:ResourcesLiquefiedPetroleumGasMember
Cenit Transporte y Logistica de Hidrocarburos S.A.S. Transporte y Logistica de Hidrocarburos S.A.S. | #: 1
	1,370	Fees	Colombia	Colombia		ec:ResourcesOilMember
Cenit Transporte y Logistica de Hidrocarburos S.A.S. Transporte y Logistica de Hidrocarburos S.A.S. | #: 2
	291,760	Taxes	Colombia	Colombia		ec:ResourcesOilMember
Ecopetrol | #: 1
	210	Fees	Colombia	Colombia		ec:ResourcesOilMember
Ecopetrol | #: 2
	140	Fees	Colombia	Colombia		ec:ResourcesOilMember
Oleoducto Central S.A. | #: 1
	2,930	Taxes	Colombia	Colombia		ec:ResourcesOilMember
Oleoducto Central S.A. | #: 2
	472,450	Taxes	Colombia	Colombia		ec:ResourcesOilMember
Oleoducto de Colombia S.A. | #: 1
	47,890	Taxes	Colombia	Colombia		ec:ResourcesOilMember
Oleoducto de los Llanos S.A. | #: 1
	94,750	Fees	Colombia	Colombia		ec:ResourcesOilMember
Ecopetrol S.A. | #: 1
	1,203,550	Taxes	Colombia	Colombia
VCM | #: 1
	1,390	Royalties	Colombia	Colombia	ABANICO	ec:ResourcesOilMember	Yes
VCM | #: 2
	5,220	Royalties	Colombia	Colombia	ABARCO	ec:ResourcesOilMember	Yes
VCM | #: 3
	1,810	Royalties	Colombia	Colombia	ACAE SAN MIGUEL	ec:ResourcesOilMember	Yes
VCM | #: 4
	34,180	Royalties	Colombia	Colombia	AKACIAS	ec:ResourcesOilMember	Yes
VCM | #: 5
	1,030	Royalties	Colombia	Colombia	ALQAMARI , Project [Member]	ec:ResourcesOilMember	Yes
VCM | #: 6
	4,330	Royalties	Colombia	Colombia	APIAY	ec:ResourcesOilMember	Yes
VCM | #: 7
	1,170	Royalties	Colombia	Colombia	APIAY ESTE	ec:ResourcesOilMember	Yes
VCM | #: 8
	4,630	Royalties	Colombia	Colombia	AREA TECA-COCORNA	ec:ResourcesOilMember	Yes
VCM | #: 9
	370	Royalties	Colombia	Colombia	ARRAYAN	ec:ResourcesOilMember	Yes
VCM | #: 10
	590	Royalties	Colombia	Colombia	AULLADOR	ec:ResourcesOilMember	Yes
VCM | #: 11
	310	Royalties	Colombia	Colombia	AUSTRAL	ec:ResourcesOilMember	Yes
VCM | #: 12
	3,900	Royalties	Colombia	Colombia	BALCON	ec:ResourcesOilMember	Yes
VCM | #: 13
	3,380	Royalties	Colombia	Colombia	BONANZA	ec:ResourcesOilMember	Yes
VCM | #: 14
	660	Royalties	Colombia	Colombia	BRISAS	ec:ResourcesOilMember	Yes
VCM | #: 15
	1,960	Royalties	Colombia	Colombia	CAIPAL	ec:ResourcesOilMember	Yes
VCM | #: 16
	79,370	Royalties	Colombia	Colombia	CANO SUR ESTE	ec:ResourcesOilMember	Yes
VCM | #: 17
	2,360	Royalties	Colombia	Colombia	CARIBE	ec:ResourcesOilMember	Yes
VCM | #: 18
	19,410	Royalties	Colombia	Colombia	Casabe	ec:ResourcesOilMember	Yes
VCM | #: 19
	2,740	Royalties	Colombia	Colombia	CASABE SUR	ec:ResourcesOilMember	Yes
VCM | #: 20
	91,070	Royalties	Colombia	Colombia	CASTILLA	ec:ResourcesOilMember	Yes
VCM | #: 21
	55,730	Royalties	Colombia	Colombia	CASTILLA NORTE	ec:ResourcesOilMember	Yes
VCM | #: 22
	51,910	Royalties	Colombia	Colombia	CHICHIMENE	ec:ResourcesOilMember	Yes
VCM | #: 23
	23,070	Royalties	Colombia	Colombia	CHICHIMENE SW	ec:ResourcesOilMember	Yes
VCM | #: 24
	80	Royalties	Colombia	Colombia	CHURUYACO	ec:ResourcesOilMember	Yes
VCM | #: 25
	740	Royalties	Colombia	Colombia	CRISTALINA	ec:ResourcesOilMember	Yes
VCM | #: 26
	24,970	Royalties	Colombia	Colombia	Cupiagua	ec:ResourcesOilMember	Yes
VCM | #: 27
	1,770	Royalties	Colombia	Colombia	CUPIAGUA SUR	ec:ResourcesOilMember	Yes
VCM | #: 28
	4,570	Royalties	Colombia	Colombia	Cusiana	ec:ResourcesOilMember	Yes
VCM | #: 29
	1,520	Royalties	Colombia	Colombia	DINA CRETACEO	ec:ResourcesOilMember	Yes
VCM | #: 30
	480	Royalties	Colombia	Colombia	DINA NORTE	ec:ResourcesOilMember	Yes
VCM | #: 31
	12,940	Royalties	Colombia	Colombia	DINA TERCIARIOS	ec:ResourcesOilMember	Yes
VCM | #: 32
	1,120	Royalties	Colombia	Colombia	FLAMENCOS	ec:ResourcesOilMember	Yes
VCM | #: 33
	3,920	Royalties	Colombia	Colombia	Florena	ec:ResourcesOilMember	Yes
VCM | #: 34
	2,690	Royalties	Colombia	Colombia	FLORENA MIRADOR	ec:ResourcesOilMember	Yes
VCM | #: 35
	2,460	Royalties	Colombia	Colombia	GARZAS	ec:ResourcesOilMember	Yes
VCM | #: 36
	1,800	Royalties	Colombia	Colombia	GAVAN	ec:ResourcesOilMember	Yes
VCM | #: 37
	730	Royalties	Colombia	Colombia	GIBRALTAR	ec:ResourcesOilMember	Yes
VCM | #: 38
	1,090	Royalties	Colombia	Colombia	GIGANTE	ec:ResourcesOilMember	Yes
VCM | #: 39
	5,050	Royalties	Colombia	Colombia	GIRASOL	ec:ResourcesOilMember	Yes
VCM | #: 40
	1,630	Royalties	Colombia	Colombia	GUATIQUIA	ec:ResourcesOilMember	Yes
VCM | #: 41
	100	Royalties	Colombia	Colombia	HORMIGA	ec:ResourcesOilMember	Yes
VCM | #: 42
	13,850	Royalties	Colombia	Colombia	INFANTAS	ec:ResourcesOilMember	Yes
VCM | #: 43
	16,360	Royalties	Colombia	Colombia	JAZMIN	ec:ResourcesOilMember	Yes
VCM | #: 44
	50,720	Royalties	Colombia	Colombia	LA CIRA	ec:ResourcesOilMember	Yes
VCM | #: 45
	510	Royalties	Colombia	Colombia	LA JAGUA	ec:ResourcesOilMember	Yes
VCM | #: 46
	250	Royalties	Colombia	Colombia	LIBERTAD	ec:ResourcesOilMember	Yes
VCM | #: 47
	570	Royalties	Colombia	Colombia	LIBERTAD NORTE	ec:ResourcesOilMember	Yes
VCM | #: 48
	3,470	Royalties	Colombia	Colombia	LISAMA	ec:ResourcesOilMember	Yes
VCM | #: 49
	13,550	Royalties	Colombia	Colombia	LLANITO	ec:ResourcesOilMember	Yes
VCM | #: 50
	570	Royalties	Colombia	Colombia	LOMA LARGA	ec:ResourcesOilMember	Yes
VCM | #: 51
	1,640	Royalties	Colombia	Colombia	Lorito	ec:ResourcesOilMember	Yes
VCM | #: 52
	1,010	Royalties	Colombia	Colombia	LORO	ec:ResourcesOilMember	Yes
VCM | #: 53
	260	Royalties	Colombia	Colombia	MANSOYA	ec:ResourcesOilMember	Yes
VCM | #: 54
	16,490	Royalties	Colombia	Colombia	MORICHE	ec:ResourcesOilMember	Yes
VCM | #: 55
	1,280	Royalties	Colombia	Colombia	NARE SUR	ec:ResourcesOilMember	Yes
VCM | #: 56
	1,850	Royalties	Colombia	Colombia	NARE	ec:ResourcesOilMember	Yes
VCM | #: 57
	3,400	Royalties	Colombia	Colombia	NUTRIA	ec:ResourcesOilMember	Yes
VCM | #: 58
	6,240	Royalties	Colombia	Colombia	ORITO	ec:ResourcesOilMember	Yes
VCM | #: 59
	580	Royalties	Colombia	Colombia	PACHAQUIARO	ec:ResourcesOilMember	Yes
VCM | #: 60
	15,170	Royalties	Colombia	Colombia	PALAGUA	ec:ResourcesOilMember	Yes
VCM | #: 61
	6,580	Royalties	Colombia	Colombia	PALOGRANDE	ec:ResourcesOilMember	Yes
VCM | #: 62
	38,660	Royalties	Colombia	Colombia	PAUTO SUR	ec:ResourcesOilMember	Yes
VCM | #: 63
	2,750	Royalties	Colombia	Colombia	PENAS BLANCAS	ec:ResourcesOilMember	Yes
VCM | #: 64
	180	Royalties	Colombia	Colombia	POMPEYA	ec:ResourcesOilMember	Yes
VCM | #: 65
	8,720	Royalties	Colombia	Colombia	PROVINCIA	ec:ResourcesOilMember	Yes
VCM | #: 66
	800	Royalties	Colombia	Colombia	QURIYANA	ec:ResourcesOilMember	Yes
VCM | #: 67
	380	Royalties	Colombia	Colombia	RECETOR WEST	ec:ResourcesOilMember	Yes
VCM | #: 68
	3,710	Royalties	Colombia	Colombia	RIO CEIBAS	ec:ResourcesOilMember	Yes
VCM | #: 69
	226,230	Royalties	Colombia	Colombia	RUBIALES	ec:ResourcesOilMember	Yes
VCM | #: 70
	160	Royalties	Colombia	Colombia	SAN ANTONIO	ec:ResourcesOilMember	Yes
VCM | #: 71
	17,500	Royalties	Colombia	Colombia	SAN FRANCISCO	ec:ResourcesOilMember	Yes
VCM | #: 72
	2,290	Royalties	Colombia	Colombia	SAN ROQUE	ec:ResourcesOilMember	Yes
VCM | #: 73
	2,970	Royalties	Colombia	Colombia	SANTA CLARA, Project [Member]	ec:ResourcesOilMember	Yes
VCM | #: 74
	510	Royalties	Colombia	Colombia	SARDINATA	ec:ResourcesOilMember	Yes
VCM | #: 75
	350	Royalties	Colombia	Colombia	SAURIO	ec:ResourcesOilMember	Yes
VCM | #: 76
	290	Royalties	Colombia	Colombia	SUCIO	ec:ResourcesOilMember	Yes
VCM | #: 77
	3,870	Royalties	Colombia	Colombia	SURIA	ec:ResourcesOilMember	Yes
VCM | #: 78
	1,090	Royalties	Colombia	Colombia	SURIA SUR	ec:ResourcesOilMember	Yes
VCM | #: 79
	38,970	Royalties	Colombia	Colombia	TELLO	ec:ResourcesOilMember	Yes
VCM | #: 80
	570	Royalties	Colombia	Colombia	TEMPRANILLO, Project [Member]	ec:ResourcesOilMember	Yes
VCM | #: 81
	580	Royalties	Colombia	Colombia	TENAY	ec:ResourcesOilMember	Yes
VCM | #: 82
	980	Royalties	Colombia	Colombia	TESORO	ec:ResourcesOilMember	Yes
VCM | #: 83
	3,680	Royalties	Colombia	Colombia	TIBU	ec:ResourcesOilMember	Yes
VCM | #: 84
	1,050	Royalties	Colombia	Colombia	TINAMU	ec:ResourcesOilMember	Yes
VCM | #: 85
	3,190	Royalties	Colombia	Colombia	TISQUIRAMA	ec:ResourcesOilMember	Yes
VCM | #: 86
	3,840	Royalties	Colombia	Colombia	UNDERRIVER	ec:ResourcesOilMember	Yes
VCM | #: 87
	7,160	Royalties	Colombia	Colombia	YAGUARA	ec:ResourcesOilMember	Yes
VCM | #: 88
	25,740	Royalties	Colombia	Colombia	YARIGUI	ec:ResourcesOilMember	Yes
Ecopetrol Trading Asia Pte Ltd | #: 1
	$ 12,550	Taxes	Singapur	Singapore		ec:ResourcesOilMember